Intangible Assets Other Than Goodwill - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (5,275)
Year Two	(5,275)
Year Three	(5,275)
Year Four	(5,275)
Year Five	(5,275)
Thereafter	(7,631)
Total	(34,006)	$ (36,645)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(5,275)
Year Two	(5,275)
Year Three	(5,275)
Year Four	(5,275)
Year Five	(5,275)
Thereafter	(7,631)
Total	$ (34,006)	$ (36,645)